INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INCOME TAX
Note 12: Income Taxes
Due to the current operating losses, the Company recorded zero income tax expense during the three and nine months ended September 30, 2022 and 2021. During these periods, the Company’s activities were limited to U.S. federal and state tax jurisdictions, as it does not have any significant foreign operations.
Due to the Company’s history of cumulative losses and after considering all the available objective evidence, management concluded that it is not more likely than not that all of the Company’s net deferred tax assets will be realized in the future. Accordingly, the Company’s deferred tax assets, which include net operating loss, or NOL, carryforwards and tax credits related primarily to research and development, continue to be subject to a valuation allowance as of September 30, 2022. The Company expects to continue to maintain a full valuation allowance until there is sufficient evidence to support recoverability of its deferred tax assets.
Interest and/or penalties related to income tax matters are recognized as a component of income tax expense. At September 30, 2022 and December 31, 2021, there were no accrued interest and penalties related to uncertain tax positions.
On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was signed into law. The CARES Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The enactment of the CARES Act did not result in any material adjustments to our income tax provision for the three and nine months ended September 30, 2022 and 2021.

Note 10: Income Taxes
The components of income tax expense (benefit) consisted of the following:

Years Ended December 31,	2021	2020
Current	$—	$—
Deferred	—	—

Total income tax expense	$—	$—

A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2021 and 2020, is as follows:

Years Ended December 31,	2021	2020
Tax benefit at the statutory rate	$(1,970,635)	$(2,315,153)
Increase (decrease) in taxes resulting from:
State taxes	434,478	(458,243)
Deferred state tax rate changes	912,268	—
PPP loan forgiveness	—	(134,542)
Research and development tax credits	(278,596)	(278,596)
Other	58,606	(112,643)
Change in valuation allowance	843,879	3,299,177

Total income tax benefit	$—	$—

Significant components of the Company’s deferred income tax assets and liabilities are as follows:

As of December 31,	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$6,909,965	$5,818,214
Research and development credits	1,155,623	877,027
Business tax credit carryforward	2,690,320	3,418,605
Accrued expenses	69,965	84,544
Stock based compensation	64,476	—
Inventory reserve	209,410	105,956

Total deferred tax assets before valuation allowance	11,099,759	10,304,346
Less valuation allowance	(10,825,941)	(9,982,062)

Subtotal deferred tax assets	273,818	322,284
Deferred tax liabilities:
Fixed assets	(273,818)	(322,284)

Total deferred tax liabilities	(273,818)	(322,284)

Net deferred tax asset (liability)	$—	$—

At December 31, 2021 and 2020, the Company had approximately $33,000,000 and $23,600,000, respectively, of unused federal net operating losses and approximately $23,600,000 and $23,500,000, respectively, of unused state net operating loss carryforwards, that may be applied against future federal and state taxable income. If not utilized, the Company has approximately $1,300,000 of federal and $1,300,000 of state carryforwards at December 31, 2021 and 2020, that expire in the year 2035 through 2038 with the remainder having an indefinite carryforward. In addition, the Company had federal research credit carryforwards as of December 31, 2021 and 2020 of approximately $1,100,000 and $900,000, respectively, of which will expire in the year 2035 through 2041, if not utilized.
As of December 31, 2021 and 2020, the Company has determined that it is more likely than not that the Company will not recognize the future tax benefit of the deferred tax assets, and has recognized a valuation allowance of approximately $10,830,000 and $9,980,000, respectively.

In response to the novel coronavirus
COVID-19,
the Coronavirus Aid, Relief, and Economic Security Act temporarily repealed the 80% limitation for net operating losses arising in 2018, 2019 and 2020.
Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more
“5-percent
shareholders” increase their ownership, in the aggregate, by more than 50 percentage points over a 36month time period testing period, or beginning the day after the most recent ownership change, if shorter. The annual limitation may result in the expiration of net operating losses and credits before utilization.

Tailwind Acquisition Corp [Member]
INCOME TAX
The Company’s net deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$19,569	$2,772
Organizational costs/Startup expenses	1,184,552	56,428

Total deferred tax assets	1,204,121	59,200
Valuation allowance	(1,204,121)	(59,200)

Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	Years Ended December 31,
	2021	2020
Federal
Deferred	$(1,144,921)	$(59,200)
Change in valuation allowance	1,144,921	59,200

Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company had $93,186 and $13,199 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively. If a business combination is consummated, these net operating losses will be limited by a Section 382 limitation given there will have been a change in control at the Company.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and for the period from May 29, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $1,144,921 and $59,200, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(27.4)%	(19.8)%
Transaction costs associated with the Initial Public Offering	0.0%	(0.8)%
Change in valuation allowance	6.4%	(0.3)%

Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.